UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

FRANK VALUE FUND

June 30, 2005

To our shareholders,

Investors remained skittish during the second quarter of 2005, presenting the fund with many buying opportunities. Fears were fed by uncertainties in the global economy, rising inflation, and rocketing oil prices, but strong underlying fundamentals in numerous companies were ignored. Several companies in the Frank Value Fund posted stronger than expected profits but remained unrewarded in stock price gains. For this reason, we both increased our personal stakes in the fund by investing a total of $16,000 in the second quarter. This money is being used to increase our positions in our cheap stocks that now have even better fundamentals for the same price. For the period since inception on July 21, 2004 to June 30, 2005, the fund returned 7.60% while the S&P 500 returned 10.56%. We believe our returns are lagging the S&P because the fund is over-weighted in certain industry groups that remain out of favor with investors, such as technology. However, we wholeheartedly believe our shareholders will be rewarded in the coming quarters and have staked our personal capital in line with this view.

For the second time in our history, we were featured in the Morris County’s Daily Record, based on a presentation we made to the Financial Club of Morris County at the Park Avenue Club in Florham Park, New Jersey. This article is available for viewing on our website (www.frankfunds.com) under the newsroom tab. Furthermore, for those of you interested in the Frank Value Fund holdings, we now provide all of our public SEC filings on the website, also located under the newsroom tab.

June 30 marks the end of the fund’s fiscal year and the eleventh month of operation. Since it is the end of our fiscal year we will be paying a dividend before calendar year-end. Those of you who chose to reinvest the dividend will receive additional shares, otherwise you will receive a check. We strongly recommend reinvestment of your dividend. Your quarterly statement shows which distribution option you selected, and you can change this option by contacting Mutual Shareholder Services at 1-866-313-1344. In January 2006 you will receive a 1099 detailing tax implications.

Thank you for your investment. We look forward to continuing to work with you.

Sincerely,

Alfred and Brian Frank

Frank Value Fund Portfolio Managers

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIOD ENDED June 30, 2005

Since Inception (7/21/2004)
Frank Value Fund	7.60%
S&P 500 Index	10.56%

20,000
15,000
10,000
5,000
0
Frank Value Fund
S&P 500 Index
$11,056
$10,760
Jul-04
Aug-04
Sep-04
Oct-04
Nov-04
Dec-04
Jan-05
Feb-05
Mar-05
Apr-05
May-05
Jun-05

This chart assumes an initial investment of $10,000 made on 7/21/2004 (commencement of operations).  Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

FRANK VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2005 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent a percentage of the portfolio of investments.

Cash Equivalents
9.71%
Basic Materials
2.95%
Consumer Goods
8.65%
Financial
21.97%
Healthcare
1.14%
Industrial Goods
2.69%
Services
19.06%
Technology
33.83%

Frank Value Fund
Schedule of Investments
June 30, 2005

Shares		Value

COMMON STOCKS - 90.00%

Accident & Health Insurance - 3.40%
422	Conseco, Inc. *	$ 9,208

Cable and Other Pay Television Services - 2.70%
157	Liberty Global International, Inc. *	7,318

Communications Equipment, NEC - 1.81%
653	Utstarcom, Inc. *	4,891

Computer Communications Equipment - 2.10%
1,463	Adaptec, Inc. *	5,676

Electronic Components & Accessories - 3.37%
304	AVX, Corp.	3,684
862	Kemet Corp. *	5,431
		9,115
Electrical Work - 2.68%
824	Quanta Services, Inc. *	7,251

Fabricated Rubber Products - 2.94%
1,710	Omnova Solutions, Inc. *	7,969

Fire, Marine & Casualty Insurance - 3.16%
190	Arch Capital Group Ltd. *	8,559

Household Furniture - 1.98%
368	La-Z-Boy, Inc.	5,362

Instruments For Measuring & Testing of Electricity & Electrical Signals - 2.54%
761	Credence Systems Corp. *	6,887

Miscellaneous Business Credit Institution - 2.11%
222	PHH Corp. *	5,710

Motor Vehicle Parts & Accessories - 5.48%
149	Harley Davidson, Inc.	7,390
314	Superior Industries International, Inc.	7,442
		14,832
Optical Instruments & Lenses - 2.54%
2,461	Meade Instruments Corp. *	6,866

Patent Owners and Lessors - 1.04%
141	4 Kids Entertainment, Inc. *	2,803

Photographic Equipment & Supplies - 1.16%
2,520	Concord Camera Corp. *	3,150

Frank Value Fund
Schedule of Investments
June 30, 2005 (Continued)

Shares		Value

COMMON STOCKS - 90.00%

Retail-Catalog & Mail-Order Houses 2.37%
1,249	Alloy, Inc. *	6,420

Real Estate - 2.13%
183	MI Developments, Inc. (Canada)	5,774

Retail-Eating & Drinking Places - 2.03%
730	Champps Entertainment, Inc. *	5,490

Real Estate Investment Trusts - 4.59%
147	American Home Mortgage Investment Corp.	5,139
698	Highland Hospitality Corp.	7,294
		12,433
Retail-Radio, Tv & Consumer Electronics Stores - 2.42%
379	Circuit City Stores, Inc.	6,553

Retail-Variety Stores - 2.24%
477	99 Cents Only Stores *	6,063

Services-Business Services, NEC - 2.15%
205	Viad Corp.	5,810

Services-Engineering Services, NEC - 3.29%
174	Washington Group International, Inc. *	8,895

Services-Computer Processing & Data Preparation - 2.10%
649	Verity, Inc. *	5,692

Services-Health Care Services - 1.13%
252	National Home Health Care Corp.	3,072

Security, Brokers Dealers and Flotation Companies - 4.10%
851	Instinet Group, Inc. *	4,459
359	Waddell & Reed Financial, Inc.	6,642
		11,101
Semiconductors and Related Devices - 3.48%
449	Freescale Semiconductor, Inc. *	9,433

Services-Business Services, NEC - 2.40%
729	Espeed, Inc. *	6,495

Telephone & Telegraph Apparatus - 2.82%
876	Tellabs, Inc. *	7,621

Telephone Communications (No Radiotelephone) - 7.54%
495	IDT Corp. *	6,514
610	Telewest Global, Inc. *	13,896
		20,410

Frank Value Fund
Schedule of Investments
June 30, 2005 (Continued)

Shares		Value

COMMON STOCKS - 90.00%

Transportation Services (No Radiotelephone) - 3.06%
345	Interactive Corp. *	8,287

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 3.14%
390	Adesa, Inc.	8,490

TOTAL FOR COMMON STOCKS (Cost $227,985) - 90.00%		$ 243,636

SHORT TERM INVESTMENTS - 9.67%
26,199	First American Treasury Obligations Fund Class A 2.10%** (Cost $26,199)	$26,199

TOTAL INVESTMENTS - 99.67%		269,835
(Identified Cost $254,184)

OTHER ASSETS LESS LIABILITIES, NET - 0.33%		887

NET ASSETS - 100.00%		$ 270,722

* Non-Income Producing Securities.

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Statement of Assets and Liabilities
June 30, 2005

Assets:
Investments, at Value	$ 269,835
(Identified Cost $254,184)
Cash	1,000
Receivables:
Dividends and Interest	216
Total Assets	271,051
Liabilities:
Accrued Management Fees	329
Total Liabilities	329
Net Assets	$ 270,722

Net Assets Consist of:
Net Capital Paid on Shares of Capital Stock	251,991
Accumulated Net Investment Loss	(977)
Accumulated Realized Gain on Investments	4,057
Net Unrealized Appreciation in Value of Investments	15,651
Net Assets	$ 270,722

Shares Outstanding	25,153

Net Asset Value Per Share	$ 10.76

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Statement of Operations
For the Period July 21, 2004 (commencement
of investment operations) through June 30, 2005

Investment Income:
Dividends (net of foreign taxes $10 withheld)	$ 1,628
Interest	382
Total Investment Income	2,010
Expenses:
Advisory fees (Note 3)	2,987
Total Expenses	2,987

Net Investment Loss	(977)
Realized and Unrealized Gain from Investments:
Realized Gain from Investments	4,057
Net Increase in Unrealized Appreciation on Investments:	15,651
Net Realized and Unrealized Gain from Investments	19,708

Net Increase in Net Assets Resulting from Operations	$ 18,731

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Statement of Changes in Net Assets
For the Period July 21, 2004 (commencement of
investment operations) through June 30, 2005

Increase (decrease) in net assets from Operations:
Net investment loss	$ (977)
Net realized gain from investments	4,057
Unrealized appreciation on investments	15,651
Net increase in net assets resulting from operations	18,731

Distributions to Shareholders	-
-
Capital Share Transactions (Note 6)	151,991

Total increase	170,722

Net Assets:
Beginning of period	100,000

End of period	$ 270,722

The accompanying notes are an integral part of the financial statements.

Frank Value Fund
Financial Highlights
For the Period July 21, 2004 (commencement
of investment operations) through June 30, 2005
Selected data for a share outstanding throughout the period.

Net Asset Value, at Beginning of Period	$ 10.00
Income From Investment Operations:
Net Investment Loss	(0.05)
Net Gains on Investments
(Realized and Unrealized)	0.81
Total from Investment Operations	0.76

Less Distributions	-

Net Asset Value, End of Period	$ 10.76

Total Return	7.60%	*

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 271
Ratio of Expenses to Average Net Assets	1.50%	**
Ratio of Net Investment Loss to Average Net Assets	(0.49)%	**
Portfolio Turnover Rate	18.20%

* Not Annualized
** Annualized

The accompanying notes are an integral part of the financial statements.

FRANK VALUE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2005

Note 1. Organization

Frank Value Fund (the “Fund”), is a non-diversified series of the Frank Funds (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there is only one series authorized by the Trust.  Frank Capital Partners LLC is the adviser to the Fund (the “Adviser”).  The Fund’s investment objective is to provide long-term capital appreciation. The Fund’s principal investment strategy is value investing.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Financial Futures Contracts:  The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

 Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Trust has a Management Agreement with the Adviser. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fund ordinary operating expenses, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund. For the period from July 21, 2004 (commencement of investment operations) through June 30, 2005, the Adviser earned a fee of $2,987 from the Fund. As of June 30, 2005 the Fund owed the Adviser $329.

The Adviser paid trustee fees of $1,200 for the period July 21, 2004 (Commencement of Investment Operations) through June 30, 2005.

Note 4. Related Party Transactions

Alfred C. Frank and Brian J. Frank are the control persons of the Adviser. Alfred Frank also serves as a trustee and officer of the Trust. Brian Frank also serves as an officer of the Trust. Both Alfred Frank and Brian Frank receive benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Organizational Expenses

The Adviser has agreed to absorb all initial organizational expenses of the Fund.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in was $251,014.  Transactions in capital were as follows:

July 21, 2004 (commencement of investment operations) Through June 30, 2005

	Shares	Amount
Shares sold	15,153	$151,991
Shares redeemed	-	-
	15,153	$151,991

Note 7. Investment Transactions

For the time period from July 21, 2004 (commencement of investment operations) through June 30, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $256,932 and $33,005 respectively.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at June 30, 2005 was $254,184.

At June 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$33,474	($17,823)	$15,651

As of June 30, 2005 the components of distributable earnings on a tax basis were as follows:

Undistributed short-term capital gain	$ 4,057
Unrealized appreciation	15,651

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2005, the Frank family owned over 56% of the Fund.

FRANK VALUE FUND

EXPENSE ILLUSTRATION

JUNE 30, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Frank Value Fund, you incur one type of ongoing cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, January 1, 2005 through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2005	June 30, 2005	January 1, 2005 to June 30, 2005

Actual	$1,000.00	$939.74	$7.21
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FRANK VALUE FUND

ADDITIONAL INFORMATION

JUNE 30, 2005 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Matthew D.L. Deutsch Year of Birth: 1981	Trustee since June 2004.

Investment Strategist and Director, M.D.L. Deutsch and Company, an investment management company, February 2003 to present; Student, New York University, Economics major, August 2000 to May 2004 Student, Hopewell Valley High School, Pennington, NJ, September 1997 to June 2000.

Jason W. Frey Year of Birth: 1979	Trustee since June 2004.	Product Developer, Prime Associates, Inc, a banking software development company, September 2002 to present; Student, Stevens Institute of Technology, Hoboken, NJ, September 1997 to May 2002.
Jenny Roberts Year of Birth: 1948	Trustee since June 2004.	Member, New York Stock Exchange, April 1999 to present.[1]

1Jenny Roberts is a member of the New York Stock Exchange and leases her seat on the Exchange. She does not work for an entity that is a member of the Exchange.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Alfred C. Frank[1] Year of Birth: 1979	Trustee since February 2004; President since June 2004.

President of Frank Capital Partners LLC since June 2003; Research Analyst, Manley Asset Management, May 2003 to August 2003; Broker Assistant, Hennion & Walsh, a fixed-income brokerage firm, January 2002 to April 2002; Computer Consultant, Universal Access Consulting, a computer consulting firm, August 1999 to December 1999; Programmer, Herzog, Heine, Geduld, a NASDAQ market maker, January 1999 - May 1999.

Brian J. Frank[1] Year of Birth: 1981	Treasurer since June 2004.

Chief Financial Officer of Frank Capital Partners LLC since June 2003; Intern, Lightyear Capital, a private equity fund, April 2002 to April 2003; Intern, Public Service Electric and Gas, Utility Company, May 2001 to August 2001; Student, New York University, Accounting and Finance major,  August 2000 to May 2004.

1 Alfred C. Frank is considered an "Interested” Trustees as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Alfred Frank and Brian Frank are brothers.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 313-1344 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (866) 313-1344 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 313-1344.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

Frank Value Fund

A Series of the Frank Funds

We have audited the accompanying statement of assets and liabilities of Frank Value Fund, (the "Fund"), a series of the Frank Funds (the “Trust”), including the schedule of investments, as of June 30, 2005 and the related statement of operations, the statement of changes in net assets, and financial highlights for the period July 21, 2004 (commencement of investment operations) through June 30, 2005.  The financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of June 30, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Frank Value Fund, a series of the Frank Funds, as of June  30, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period July 21, 2004 (commencement of investment operations) through June 30, 2005 in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	/s/Sanville & Company
August 5, 2005

Board of Trustees

Alfred C. Frank

Matthew D. L. Deutsch

Jason W. Frey

Jenny Roberts

Investment Adviser

Frank Capital Partners LLC

6 Stacy Court

Parsippany, NJ 07054

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Auditors

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Frank Value Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2004

$ 1,400

FY 2005

$ 7,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2004

$ 0

$ 0

FY 2005

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2004

$ 0

$ 0

FY 2005

$ 800

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2004

$ 0

$ 0

FY 2005

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2004

$ 0

$ 0

FY 2005

$ 800

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 26, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

     Alfred C. Frank

     President

Date: September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

      Alfred C. Frank

      President

Date September 6, 2005

By /s/Brian J. Frank

      Brian J. Frank

      Treasurer

Date September 6, 2005